Employee costs	12 Months Ended
Dec. 31, 2017
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Employee costs

9. Employee costs

	2017	2016	2015
	£m	£m	£m
Wages and salaries	7,116	6,391	6,132
Social security costs	802	733	633
Pension and other post-employment costs, including augmentations (Note 28)	616	541	467
Cost of share-based incentive plans	347	338	349
Severance and other costs from integration and restructuring activities	241	209	449

	9,122	8,212	8,030

The increase in wages and salaries included the impact of movements in exchange rates. The Group provides benefits to employees, commensurate with local practice in individual countries, including, in some markets, healthcare insurance, subsidised car schemes and personal life assurance.

The cost of share-based incentive plans is analysed as follows:

	2017 £m	2016 £m	2015 £m
Share Value Plan	276	271	307
Performance Share Plan	47	39	26
Share option plans	4	4	4
Cash settled and other plans	20	24	12

	347	338	349

The average monthly number of persons employed by the Group (including Directors) during the year was:

	2017 Number	2016 Number	2015 Number
Manufacturing	38,632	38,611	37,025
Selling, general and administration	49,141	49,961	52,121
Research and development	11,576	11,255	12,046

	99,349	99,827	101,192

The average monthly number of Group employees excludes temporary and contract staff. The numbers of Group employees at the end of each financial year are given in the financial record on page 250. The monthly average number of persons employed by GlaxoSmithKline plc in 2017 was nil (2016 – nil).

The compensation of the Directors and Senior Management (members of the CET) in aggregate, was as follows:

	2017 £m	2016 £m	2015 £m
Wages and salaries	26	25	23
Social security costs	4	4	2
Pension and other post-employment costs	3	2	3
Cost of share-based incentive plans	22	15	18

	55	46	46